DEPOSITS (Tables)	12 Months Ended
Jun. 30, 2016
Banking and Thrift [Abstract]
Schedule Of Deposit Liabilities Disclosures [Table Text Block]
Deposits consist of the following major classifications at June 30:

(in thousands)	2016	2015

Non-interest bearing checking accounts	$3,989	$4,073
Checking accounts	14,456	14,904
Savings accounts	50,169	51,371
Money market demand deposits	13,200	13,255
Total demand, transaction and passbook deposits	81,814	83,603
Certificates of deposit:
Original maturities of:
Less than 12 months	75,007	75,856
12 months to 36 months	20,083	35,616
More than 36 months	11,668	4,626
Total certificates of deposit	106,758	116,098
Total deposits	$188,572	$199,701

Schedule Of Certificates Of Deposit Fiscal Year Maturity [Table Text Block]	Maturities of outstanding certificates of deposit at June 30 are summarized as follows:
(in thousands)	2016

2017	$72,413
2018	23,129
2019	4,176
2020	3,052
2021 and thereafter	3,988
$106,758